Document and Entity Information	Sep. 28, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	Pioneer Energy Services LLC
Entity Information, Former Legal or Registered Name	Pioneer Energy Services Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8182
Entity Tax Identification Number	74-2088619
Entity Address, Address Line One	10713 W. Sam Houston Pkwy N.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	281
Local Phone Number	765-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000320575
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1250 N.E. Loop 410
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78209